UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT

FUNDS INC.

Smith Barney Multiple Discipline Funds

Balanced All Cap Growth & Value Fund

FORM N-Q

JULY 31, 2005

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 64.0%
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 0.5%
4,900	McDonald’s Corp.	$152,733

Internet & Catalog Retail - 1.5%
4,000	Amazon.com Inc.*	180,680
10,910	IAC/InterActiveCorp*	291,297

		471,977

Leisure Equipment & Products - 0.8%
8,020	Hasbro Inc.	175,959
5,005	Mattel Inc.	93,343

		269,302

Media - 7.2%
5,850	Cablevision Systems Corp., New York Group, Class A Shares*	181,175
1,750	Clear Channel Communications Inc.	57,120
17,240	Comcast Corp., Special Class A Shares*	517,200
2,642	Discovery Holding Co., Class A Shares*	37,701
8,500	Interpublic Group of Cos. Inc.*	106,250
200	Liberty Global Inc., Series A Shares*	9,488
27,920	Liberty Media Corp., Class A Shares*	245,417
9,595	News Corp., Class B Shares	166,377
9,500	Pearson PLC, Sponsored ADR	114,570
27,160	Time Warner Inc.	462,263
17,090	Walt Disney Co.	438,188

		2,335,749

Specialty Retail - 2.1%
3,000	Bed Bath & Beyond Inc.*	137,700
10,170	Charming Shoppes Inc.*	119,294
10,130	Home Depot Inc.	440,756

		697,750

	TOTAL CONSUMER DISCRETIONARY	3,927,511

CONSUMER STAPLES - 5.4%
Beverages - 3.1%
8,350	Coca-Cola Co.	365,396
900	Molson Coors Brewing Co., Class B Shares	56,430
10,870	PepsiCo Inc.	592,741

		1,014,567

Food & Staples Retailing - 0.4%
5,020	Safeway Inc.	121,986

Food Products - 1.3%
5,650	Unilever PLC, Sponsored ADR	220,519
2,950	Wm. Wrigley Jr. Co.	209,863

		430,382

Personal Products - 0.6%
3,500	Gillette Co.	187,845

	TOTAL CONSUMER STAPLES	1,754,780

ENERGY - 4.6%
Energy Equipment & Services - 1.4%
2,200	Baker Hughes Inc.	124,388
2,600	GlobalSantaFe Corp.	116,974
760	Grant Prideco Inc.*	24,396
3,070	Weatherford International Ltd.*	194,270

		460,028

Oil, Gas & Consumable Fuels - 3.2%
2,825	Anadarko Petroleum Corp.	249,589

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 3.2% (continued)
2,485	BP PLC, Sponsored ADR	$163,712
3,000	Chevron Corp.	174,030
2,950	Exxon Mobil Corp.	173,312
2,010	Murphy Oil Corp.	106,610
7,590	Williams Cos. Inc.	161,212

		1,028,465

	TOTAL ENERGY	1,488,493

FINANCIALS - 7.5%
Capital Markets - 2.1%
2,875	Lehman Brothers Holdings Inc.	302,249
6,110	Merrill Lynch & Co. Inc.	359,146
350	State Street Corp.	17,409

		678,804

Consumer Finance - 1.1%
4,250	American Express Co.	233,750
5,750	MBNA Corp.	144,670

		378,420

Diversified Financial Services - 0.6%
5,270	JPMorgan Chase & Co.	185,188

Insurance - 2.8%
1,470	Ambac Financial Group Inc.	105,605
9,420	American International Group Inc.	567,084
2,670	Chubb Corp.	237,149

		909,838

Thrifts & Mortgages - 0.9%
3,380	MGIC Investment Corp.	231,800
1,600	PMI Group Inc.	65,520

		297,320

	TOTAL FINANCIALS	2,449,570

HEALTH CARE - 14.2%
Biotechnology - 7.0%
7,560	Amgen Inc. *	602,910
14,870	Biogen Idec Inc. *	584,242
6,180	Chiron Corp. *	223,901
2,345	Genentech Inc. *	209,479
4,210	Genzyme Corp. *	313,266
5,200	ImClone Systems Inc. *	180,440
15,320	Millennium Pharmaceuticals Inc. *	158,256

		2,272,494

Health Care Providers & Services - 1.0%
6,190	UnitedHealth Group Inc.	323,737

Pharmaceuticals - 6.2%
4,260	Abbott Laboratories	198,644
5,670	Forest Laboratories Inc. *	226,346
3,640	GlaxoSmithKline PLC, ADR	172,682
7,855	Johnson & Johnson	502,406
2,500	Novartis AG, ADR	121,775
21,200	Pfizer Inc.	561,800
5,030	Wyeth	230,122

		2,013,775

	TOTAL HEALTH CARE	4,610,006

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.8%
5,160	Honeywell International Inc.	202,685

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Aerospace & Defense - 1.8% (continued)
2,410	L-3 Communications Holdings Inc.	$188,534
5,050	Raytheon Co.	198,617

		589,836

Airlines - 0.3%
7,760	Southwest Airlines Co.	110,114

Electrical Equipment - 0.7%
3,450	Emerson Electric Co.	227,010

Industrial Conglomerates - 2.2%
7,790	General Electric Co.	268,755
14,450	Tyco International Ltd.	440,291

		709,046

Machinery - 0.9%
2,320	Caterpillar Inc.	125,071
5,150	Pall Corp.	159,496

		284,567

	TOTAL INDUSTRIALS	1,920,573

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 1.3%
18,820	Cisco Systems Inc.*	360,403
18,500	Lucent Technologies Inc.*	54,205
1,290	Motorola Inc.	27,322

		441,930

Computers & Peripherals - 1.9%
6,550	Dell Inc.*	265,079
1,290	Electronics for Imaging Inc.*	27,180
1,600	International Business Machines Corp.	133,536
4,050	Maxtor Corp.*	23,895
4,920	SanDisk Corp.*	166,394

		616,084

Electronic Equipment & Instruments - 0.7%
4,870	Agilent Technologies Inc. *	127,789
22,610	Solectron Corp. *	86,822

		214,611

Semiconductors & Semiconductor Equipment - 4.9%
5,500	Applied Materials Inc.	101,530
3,095	Cree Inc.*	91,767
17,330	Intel Corp.	470,336
16,440	Micron Technology Inc.*	195,307
17,156	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	147,370
18,420	Texas Instruments Inc.	585,020

		1,591,330

Software - 2.3%
4,360	Advent Software Inc.*	104,771
2,500	Autodesk Inc.	85,475
21,300	Microsoft Corp.	545,493

		735,739

	TOTAL INFORMATION TECHNOLOGY	3,599,694

MATERIALS - 2.2%
Chemicals - 1.2%
2,500	Dow Chemical Co.	119,875
2,500	E.I. du Pont de Nemours & Co.	106,700
6,420	Engelhard Corp.	184,190

		410,765

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Metals & Mining - 0.6%
7,230	Alcoa Inc.	$202,802

Paper & Forest Products - 0.4%
1,735	Weyerhaeuser Co.	119,680

	TOTAL MATERIALS	733,247

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
6,450	SBC Communications Inc.	157,702
4,655	Verizon Communications Inc.	159,341

		317,043

Wireless Telecommunication Services - 0.0%
420	Vodafone Group PLC, Sponsored ADR	10,849

	TOTAL TELECOMMUNICATION SERVICES	327,892

	TOTAL COMMON STOCK (Cost - $19,538,544)	20,811,766

FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.5%
U.S. Government Agencies - 8.1%
$1,550,000	Federal Home Loan Mortgage Corp. (FHLMC), 5.500% due 7/15/06	1,570,297
	Federal National Mortgage Association (FNMA):
350,000	5.750% due 2/15/08	362,759
725,000	3.375% due 12/15/08	704,452

	Total U.S. Government Agencies	2,637,508

U.S. Government Obligations - 17.4%
	U.S. Treasury Notes:
1,900,000	4.625% due 5/15/06	1,911,801
1,345,000	3.125% due 4/15/09	1,299,870
500,000	3.375% due 9/15/09	485,820
975,000	5.000% due 2/15/11	1,016,209
405,000	4.250% due 8/15/14	404,257
	Inflation Indexed:
189,858	0.875% due 4/15/10	182,442
360,997	2.000% due 7/15/14	365,002

	Total U.S. Government Obligations	5,665,401

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,369,952)	8,302,909

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $27,908,496)	29,114,675

SHORT-TERM INVESTMENT - 9.7%
Repurchase Agreement - 9.7%
3,150,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman, Sachs & Co., 3.300% due 8/1/05, Proceeds at maturity - $3,150,866; (Fully collateralized by various U.S. treasury obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $3,213,007) (Cost - $3,150,000)	3,150,000

	TOTAL INVESTMENTS - 99.2% (Cost - $31,058,496#)	32,264,675
	Other Assets in Excess of Liabilities - 0.8%	274,588

	TOTAL NET ASSETS - 100.0%	$32,539,263

*	Non-income producing security.

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

The Smith Barney Multiple Discipline Funds - Balanced All Cap Growth and Value Fund (the “Fund”), is a separate diversified investment fund of Smith Barney Investment Funds Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,578,644
Gross unrealized depreciation	(372,465)
Net unrealized appreciation	$1,206,179

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2005

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	September 29, 2005